Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 016 - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	016
Entity tax identification number	61-0143150
Current Value	$ 31,465,499	$ 31,465,499
Notes receivable from participants, net of deemed distributions	461,511	461,511
Deemed distributed loans	$ 158,940	$ 158,940	$ 60,285
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Investment, Identifier [Axis]: Collective Trust Funds | Janus Henderson Investors | Enterprise Fund Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 729,276	$ 729,276
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard Investments | Russell 1000 Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,746,936	4,746,936
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	892,617	892,617
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,174,449	2,174,449
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,551,146	2,551,146
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,895,397	1,895,397
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,038,398	1,038,398
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,420,030	1,420,030
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	531,546	531,546
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	459,910	459,910
Investment, Identifier [Axis]: Collective Trust Funds, JP Morgan Chase Bank, N.A., SmartRetirement Passive Blend Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	428,466	428,466
Investment, Identifier [Axis]: Mutual Funds | American Funds | International Growth and Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	995,795	995,795
Investment, Identifier [Axis]: Mutual Funds, American Funds, International Growth and Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	581,956	581,956
Investment, Identifier [Axis]: Mutual Funds, Fidelity Investments, 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,897,237	5,897,237
Investment, Identifier [Axis]: Mutual Funds, Fidelity Investments, Extended Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,235,934	1,235,934
Investment, Identifier [Axis]: Mutual Funds, Fidelity Investments, International Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	907,434	907,434
Investment, Identifier [Axis]: Mutual Funds, MFS, Massachusetts Inv Gr Stk R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,331	10,331
Investment, Identifier [Axis]: Other, Brown-Forman Corporation, Class B common stock shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,062,728	2,062,728
Investment, Identifier [Axis]: Pooled Separate Accounts | Empower | Putnam Stable Value Fund SA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,145,440	1,145,440
Investment, Identifier [Axis]: Pooled Separate Accounts, Empower, Core Plus Bond PGIM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	859,388	859,388
Investment, Identifier [Axis]: Pooled Separate Accounts, Empower, Mid Cap Value Robeco Boston Partners
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 439,574	$ 439,574